UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northwestern Mutual Capital, LLC
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-05583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary M. Hewitt
Title:     Treasurer
Phone:     414-665-7042

Signature, Place, and Date of Signing:




 Gary M. Hewitt     Milwaukee, WI     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $57,363 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-00229             The Northwestern Mutual Life Insurance Company

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
C&J ENERGY SVCS INC            COM              12467B304     9019   453208 SH       DEFINED 1              453208
CARTER INC                     COM              146229109     1344    24956 SH       DEFINED 1               24956
CORNERSTONE ONDEMAND INC       COM              21925Y103      350    11400 SH       DEFINED 1               11400
HORSEHEAD HLDG CORP            COM              440694305     5989   640000 SH       DEFINED 1              640000
NEWSTAR FINANCIAL INC          COM              65251F105    17872  1490588 SH       DEFINED 1             1490588
ROUNDYS INC                    COM              779268101     3982   658264 SH       DEFINED 1              658264
SEALY CORP                     COM              812139301     4323  1982926 SH       DEFINED 1             1982926
SEALY CORP                     SR SECD 3RD 8%   812139400    14295   269971 SH       DEFINED 1              269971
SELECT MED HLDGS CORP          COM              81619Q105      189    16832 SH       DEFINED 1               16832